Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017
Stock - based compensation			$ 833,334	$ 231,667
Employee Compensation [Member]
Stock - based compensation	$ 24,167	$ 48,333	96,668	48,333
Consulting Fees [Member]
Stock - based compensation	300,833	231,667	833,334	231,667
Professional Fees [Member]
Stock - based compensation	$ 0	$ 0	$ 335,872	$ 0